Rainmaker Note Receivable (Details) - USD ($) $ in Millions	Sep. 14, 2020	Sep. 30, 2021
Receivables [Abstract]
Promissory note receivable	$ 3.1	$ 3.4
Stated interest rate	10.00%
Note receivable due date	Sep. 14, 2023